Share based payment reserve (Details 3) - $ / shares shares in Thousands	12 Months Ended
	Aug. 31, 2022	Aug. 31, 2020
Share Based Payment Reserve
Number of stock options	7,375,000
Weighted average exercise price per share	$ 0.50
Openning balance, Number of stock options
Openning balance, Weighted average exercise price per share
Number of stock options, issued	7,375,000
Weighted average exercise price per share, issued	$ 0.50
Ending balance, Number of stock options	7,375,000
Ending balance, Weighted average exercise price per share	$ 0.50